Financial income, financial expenses and foreign exchange losses - Schedule of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Securities	€ 6,930	€ 5,119	€ 8,652
Hedging operations	3,960	4,652	2,968
Interest on financial other assets	1,941	1,935	2,707
Interest on financial receivables/loans	362	636	187
Interest income on interest rate swaps	1,952	3,597	6,767
Other financial income	376	9,345	1,209
Total financial income	41,509	26,028	37,282
Financial expenses
Options - Changes in fair value	0	(3,496)	0
Hedging operations	(6,229)	(4,868)	(6,736)
Interest and financial charges for lease liabilities	(26,996)	(23,659)	(17,030)
Warrants - Changes in fair value	0	0	(22,909)
Securities	(1,068)	(1,886)	(4,412)
Interest on bank loans and overdrafts	(11,054)	(15,520)	(13,361)
Interest expenses on interest rate swaps	(1,909)	(492)	(300)
Other financial expenses	(3,215)	(2,074)	(3,373)
Total financial expenses	(50,471)	(51,995)	(68,121)
Foreign exchange gains/(losses)	9,000	(11,338)	(5,262)
Thom Browne segment
Financial expenses
Options - Changes in fair value	0	(3,496)	0
Options
Financial income
Changes in fair value	25,988	744	14,792
Options | Thom Browne segment
Financial income
Changes in fair value	22,059	0	11,587
Options | Dondi
Financial income
Changes in fair value	€ 3,929	€ 744	€ 3,205